Financial Instruments and Management of Financial Risks	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Management of Financial Risks

Note 13 – Financial Instruments and Management of Financial Risks:

A.	Financial risk factors

The Company’s activity exposes it to various financial risks, such as market risks (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management plan focuses on activities to minimize possible negative effects on the Company’s financial performance.

1)	Market risks:

B.	Foreign currency risk

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2023	2022	2023	2022
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash – EURO	24	-	-	-
Cash – USD	293	17,302	541	-
Investment in Fore – USD	1,922	1,600	-	-
Investment in Cavnox – USD	-	965	-	-
Other receivables – USD	1,111	2,899	-	-
Trade payables – USD	-	-	13,380	11,267
Trade payables – CAD	-	-	921	208

C.	Price risk

The Company has invested in marketable shares listed on a stock exchange, which are classified as financial assets in respect of which the Group is exposed to risk due to volatility in the security’s price, which is determined based on market prices on the Stock Exchange. The balance of these investments in the financial statements as of December 31, 2023 is NIS 187 thousand.

2)	Credit risk

Cash and cash equivalents:

Credit risk arises in respect of cash and cash equivalents. The Company engaged with banking corporations which have been given minimum independent ratings of AA.

Customer debt:

The terms of customer credit are up to end of month + 90 days. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company evaluates provisions for doubtful debts on a case by case basis. The Company has a factoring agreements in respect of customer debt with a leading banks in Israel and other financing institutions. In accordance with the agreement, as of the reporting date, the Company assigned, through absolute assignment by way of sale, customer debt in the amount of approximately NIS 59 million with an estimate annual interest of 7%.

Note 13 – Financial Instruments and Management of Financial Risks: (Cont.)

3)	Liquidity risk:

The Company evaluates the risk of cash shortage using monthly budgets.

The following table presents the repayment periods of the Group’s financial liabilities, in accordance with their contractual terms, by undiscounted amounts (including payments in respect of interest):

As of December 31, 2023:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	88,194	82,202	170,396
Trade payables and other payables	128,952	-	128,952
Lease liability (1)	4,640	20,641	25,281
	221,786	102,843	324,629

As of December 31, 2022:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	126,935	99,684	226,619
Trade payables and other payables	174,463	-	174,463
Lease liability (1)	4,349	23,102	27,451
Short term loan from related party	1,090	-	1,090
	306,837	122,786	429,623

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.

(1)	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.

The term of the lease agreements ends between 2025 – 2036, depending on the location.

D.	Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the rate of change in the Consumer Price Index in Israel increased, an increase that continued also in 2023. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The changes in interest rates had some effect on items in the financial statements as the company has loans of NIS 170 million and rise in interest will increase the company’s finance expenses. The changes in The Consumer Price Index in Israel had minor effect on items in the financial statements.

Note 13 – Financial Instruments and Management of Financial Risks: (Cont.)

B.	Disclosure of fair value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	53	-	1,922	1,974
Investment in XTL stocks	134	-	-	135
Total assets	187	-	1,922	2,109

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	48	-	2,565	2,613
Investment in XTL stocks	157	-	-	157
Total assets	205	-	2,565	2,770

Financial assets

The Company has investments in investees measured at fair value through profit or loss.

The fair value of the investments in these investees as of December 31, 2023 amounted to a total of NIS 2,109 thousand, in accordance with a valuation which was received from an external valuator (level 3) or quoted marked price (level 1). For additional information see Note 11 above.

In accordance with the valuation of the investment, the fair value of shares was estimated according to the Options Pricing Model (OPM) method. In this method the Company’s aggregate equity value is allocated to the underlying equity securities.

For details regarding the fair value of the investment in XTL shares, see Note 7 above.

Note 13 – Financial Instruments and Management of Financial Risks: (Cont.)

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2023	2022
	NIS in thousands
Opening balance	2,565	2,565
Loss which was recognized in the statement of income	(643)	-
Closing balance	1,922	2,565

C.	Sensitivity analysis to changes in market factors:

The following table specifies the sensitivity to an increase or decrease of 1.5% in the relevant exchange rate. This metric represents the estimate of management regarding reasonably possible changes to the exchange rate. The sensitivity analysis includes current balances of monetary items denominated in foreign currency, and adjusts the translation thereof at the end of the period to a change of 1.5% in foreign currency rates.

Impact of the USD
As of December 31
2023
NIS in thousands

Profit or loss	185